SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to quarter year end up to January 13, 2022:

On November 12, 2021 the Company entered into a new convertible note for $2,4000,000 with a one year maturity and interest rate of 8%. The Company received $1,966,000 in cash proceeds, recorded an original issue discount of $240,000 and transaction fees of $194,000. Six months after the issue date, the principal and interest are convertible into Common Stock of the Company at a conversion price of the lesser of $1.25 per share or 75% of the share price. Included are two warrants issued on November 12, 2021, each to acquire 900,000 common shares at an exercise price of $1.50 per share, (subject to adjustment as a result of dilutive issuances), and a 5 year maturity. The second warrant (to acquire 900,000 shares) is subject to cancellation by the Company should the note and accrued interest be repaid without default on or prior to maturity. The Company used a part of the proceeds from the note to repay three investor notes that originated in July totaling $894,480.

On June 4, 2021 the Company’s shareholders consented to an amendment to the Articles of Incorporation of the Company wherein the name of the Company will be changed to “Auto Parts 4Less Group, Inc.”. The Company expects this name change to become effective, subject to FINRA approval, in the fourth quarter of fiscal 2022.

On December 27, 2021, the Company entered into a Secured Loan Agreement with a lender for the loan amount of $400,000 and the principal loan amount of $420,000 (including original issue discount of $20,000) (the “Principal Amount”). Should the Company default on any portion of the Principal Amount at The maturity date of January 27, 2022, it will be subject to a default payment of 10% of the Principal Amount. Additionally, for each subsequent period following an initial default, the Company will: (a) pay JCC an additional default amount equal to 2% of the Principal Amount; and (b) issue to JCC a warrant providing JCC with the right to purchase up to 150,000 common stock shares, the warrant exercise price of which will be equal to the closing price of the Company’s common stock on the trading day immediately preceding the issuance date of the warrant. The warrant exercise term is 3 years.

On January 13, 2022, the Company entered into a Promissory Note (the “Note”) with a lender for the loan amount of $228,000 and a maturity date of January 13, 2023. A one-time interest charge of 12% will be applied to the Note on the issuance date of January 13, 2022 in the amount of $27,360 for a total payback amount of $255,360, which shall be paid in 10 payments each of $25,536. In the event of default upon the Note, the principal and unpaid interest of the loan is convertible into the Company’s common stock at an exercise price equal to 25% discount on the trading price of the Company’s common stock at the time of conversion.

NOTE 16 – SUBSEQUENT EVENTS

Subsequent to January 31, 2020 through to May 14, 2021 the Company entered into the following transactions:

●	The Company issued 993,750 shares at an offering price of $2.00 per share for gross proceeds of $ 1,987,500 as part of the recent REG A filing.

●	In April 2021, accounts payable totaling $950,151 was settled for $96,700 . A gain on settlement of $853,451 was recorded at the time of settlement.

●	In February 2021, the Company entered into an agreement with an investor relations company for services to be provided over the following 2 months for fees totaling $250,000

●	In February 2021 the Company entered into an agreement for marketing services in exchange for 50,000 shares issued in March 2021 having a fair value of $114,000.